Consolidated statement of changes in equity - SEK (kr) kr in Millions		Total	Capital stock [member]	Additional paid in capital [member]	Other reserves [member]	Retained earnings [member]	Stockholder's equity [member]	Non-controlling interests [member]
Beginning balance (Adjusted Balance) at Dec. 31, 2019		kr 81,878	kr 16,672	kr 24,731	kr 2,292	kr 38,864	kr 82,559	kr (681)
Net income		17,623				17,483	17,483	140
Items that will not be reclassiﬁed to proﬁt or loss
Remeasurements of defined benefits pension plans including asset ceiling		(4,618)				(4,614)	(4,614)	(4)
Revaluation of borrowings due to change in credit risk		99			99		99
Cash flow hedge reserve
Tax on items that will not be reclassiﬁed to proﬁt or loss		880			(20)	899	879	1
Cash flow hedge reserve
Gains/losses arising during the period		136			136		136
Reclassification to profit and loss		281			281		281
Translation reserves
Changes in translation reserves		(5,376)			(5,434)		(5,434)	58
Reclassification to profit and loss		124			124		124
Share of other comprehensive income of JV and associated companies		(81)			(81)		(81)
Tax on items that have been or may be reclassiﬁed to proﬁt or loss		(86)			(86)		(86)
Other comprehensive income (loss), net of tax		(8,641)			(4,981)	(3,715)	(8,696)	55
Total comprehensive income (loss)		8,982			(4,981)	13,768	8,787	195
Transactions with owners
Sale of own shares		163				163	163
Long-term variable compensation plans		150				150	150
Dividends paid		(5,996)				(4,985)	(4,985)	(1,011)
Ending balance at Dec. 31, 2020		85,177	16,672	24,731	(2,689)	47,960	86,674	(1,497)
Net income		22,980				22,694	22,694	286
Items that will not be reclassiﬁed to proﬁt or loss
Remeasurements of defined benefits pension plans including asset ceiling		3,537				3,532	3,532	5
Revaluation of borrowings due to change in credit risk		31			31		31
Cash flow hedge reserve
Tax on items that will not be reclassiﬁed to proﬁt or loss		(682)			(6)	(675)	(681)	(1)
Cash flow hedge reserve
Gains/losses arising during the period		(542)			(542)		(542)
Reclassification to profit and loss		(96)			(96)		(96)
Translation reserves
Changes in translation reserves		3,342			3,556		3,556	(214)
Reclassification to profit and loss		46			46		46
Share of other comprehensive income of JV and associated companies		28			28		28
Tax on items that have been or may be reclassiﬁed to proﬁt or loss		126			126		126
Other comprehensive income (loss), net of tax		5,790			3,143	2,857	6,000	(210)
Total comprehensive income (loss)		28,770			3,143	25,551	28,694	76
Transactions with owners
Sale of own shares		42				42	42
Long-term variable compensation plans		93				93	93
Dividends paid		(6,889)				(6,658)	(6,658)	(231)
Transactions with non-controlling interest		(94)				(70)	(70)	(24)
Ending balance at Dec. 31, 2021		107,099	16,672	24,731	454	66,918	108,775	(1,676)
Net income		19,112				18,724	18,724	388
Items that will not be reclassiﬁed to proﬁt or loss
Remeasurements of defined benefits pension plans including asset ceiling		10,669				10,654	10,654	15
Revaluation of borrowings due to change in credit risk		1,030			1,030		1,030
Cash flow hedge reserve
Gains/losses arising during the period		3,703			3,703		3,703
Transfer to goodwill		(3,677)			(3,677)		(3,677)
Tax on items that will not be reclassiﬁed to proﬁt or loss		(3,067)			(970)	(2,093)	(3,063)	(4)
Cash flow hedge reserve
Gains/losses arising during the period		(701)			(701)		(701)
Reclassification to profit and loss		280			280		280
Translation reserves
Changes in translation reserves	[1]	7,130			7,273		7,273	(143)
Reclassification to profit and loss	[1]	(85)			(85)		(85)
Share of other comprehensive income of JV and associated companies		49			49		49
Tax on items that have been or may be reclassiﬁed to proﬁt or loss		87			87		87
Other comprehensive income (loss), net of tax		15,418			6,989	8,561	15,550	(132)
Total comprehensive income (loss)		34,530			6,989	27,285	34,274	256
Transfer to retained earnings					758	(758)
Transactions with owners
Long-term variable compensation plans		89				89	89
Dividends paid	[2]	(8,415)				(8,325)	(8,325)	(90)
Transactions with non-controlling interest		1				1	1
Ending balance at Dec. 31, 2022		kr 133,304	kr 16,672	kr 24,731	kr 8,201	kr 85,210	kr 134,814	kr (1,510)

[1]	Changes in translation reserves include changes regarding revaluation of goodwill in local currency of SEK 5,070 million (SEK 2,646 million in 2021 and SEK -3,359 million in 2020).
[2]	Dividends paid per share amounted to SEK 2.50 (SEK 2.00 in 2021 and SEK 1.50 in 2020).